Provision For Income Tax (Details) - HKD ($) $ in Millions		12 Months Ended
	Mar. 21, 2018	Mar. 31, 2025
Provision For Income Tax [Line Items]
Estimated assessable profits (in Dollars)	$ 2	$ 2
Tax Rate		16.50%
Hong kong [Member]
Provision For Income Tax [Line Items]
Estimated assessable profits (in Dollars)	$ 2
Tax rate	8.25%
Tax Rate	16.50%	8.25%